Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Practices Related to the Grant of Equity Awards. Neither the Board of Directors nor the Human Resources Committee has a predetermined schedule with respect to the grant of stock options.  Neither the Board of Directors nor the Human Resources Committee takes into account material non-public information when determining the timing or terms of equity awards, nor does the Company time disclosure of material non-public information for the purpose of affecting the value of executive compensation. During the year ended December 31, 2024, the Company did not grant any stock options to the Named Executive Officers.

Award Timing Method	Neither the Board of Directors nor the Human Resources Committee has a predetermined schedule with respect to the grant of stock options. Neither the Board of Directors nor the Human Resources Committee takes into account material non-public information when determining the timing or terms of equity awards, nor does the Company time disclosure of material non-public information for the purpose of affecting the value of executive compensation. During the year ended December 31, 2024, the Company did not grant any stock options to the Named Executive Officers.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false